Business Combinations - Schedule of Assets and Liabilities Acquired (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Feb. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 34,249		$ 19,650	$ 12,121
Restricted cash, current	110		2,113	$ 2,525
Accounts receivable, net of allowance for doubtful accounts	3,261		2,900
Convertible note receivable from WISeKey	68		37
Prepaid expenses	1,435		649
Other current assets	677		814
Total current assets	42,510		38,663
Noncurrent assets
Property, plant and equipment net of accumulated depreciation	587		1,000
Intangible assets, net of accumulated amortization	9,186		9
Operating lease right-of-use assets	3,706		2,502
Equity securities, at cost	501
Deferred tax assets	6		3
Total noncurrent assets	46,295		14,218
TOTAL ASSETS	88,805		52,881
Current Liabilities
Accounts payable	16,448		13,099
Notes payable	6,249		4,115
Convertible loan with WISeKey			5,633
Deferred revenue	487		302
Current portion of obligations under operating lease liabilities	950		601
Other current liabilities	552		1,105
Total current liabilities	24,752		24,977
Noncurrent liabilities
Bonds, mortgages and other long-term debt	458		646
Operating lease liabilities, noncurrent	2,878		1,901
Deferred tax liabilities	2,906		0
Total noncurrent liabilities	22,674		13,478
TOTAL LIABILITIES	$ 47,426		$ 38,455
arago Group
Current assets
Cash and cash equivalents		$ 243
Restricted cash, current		70
Accounts receivable, net of allowance for doubtful accounts		568
Convertible note receivable from WISeKey		1,808
Prepaid expenses		464
Other current assets		117
Total current assets		3,270
Noncurrent assets
Property, plant and equipment net of accumulated depreciation		37
Intangible assets, net of accumulated amortization		10,108
Operating lease right-of-use assets		78
Equity securities, at cost		55
Goodwill
Deferred tax assets		8
Total noncurrent assets		10,286
TOTAL ASSETS		13,556
Current Liabilities
Accounts payable		1,288
Notes payable		3,712
Convertible loan with WISeKey
Deferred revenue		909
Current portion of obligations under operating lease liabilities		53
Other current liabilities		1,816
Total current liabilities		7,778
Noncurrent liabilities
Bonds, mortgages and other long-term debt		4,296
Operating lease liabilities, noncurrent		25
Deferred tax liabilities		3,235
Total noncurrent liabilities		7,556
TOTAL LIABILITIES		15,334
TOTAL NET ASSETS		$ (1,778)